Exhibit 1

KPMG LLP 1676 International Drive McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Natixis Real Estate Capital LLC (the “Company”)

Natixis Commercial Mortgage Securities LLC

Natixis Securities Americas LLC

Credit Suisse Securities (USA) LLC

(together with the Company, the “Specified Parties”)

Re: Natixis Commercial Mortgage Securities Trust 2018-SOX – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on specific attributes identified by the Company contained in an electronic data file entitled “NCMS 2018-SOX Accounting Tape.xlsx” provided to us on June 15, 2018 (the “Data File”) containing information pertaining to the mortgage loan (“Mortgage Loan”) and related mortgaged property (“Mortgaged Property”) which we were informed are to be included as collateral in the offering of the Natixis Commercial Mortgage Securities Trust 2018-SOX, Commercial Mortgage Pass-Through Certificates, Series 2018-SOX. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to rounding.
•	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.
•	The term “rounding” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Cut-Off Date” means the payment date in July 2018, as provided by the Company.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform procedures and listed in Attachment A.
•	The term “Loan File” means the copies of source documents made available by the Company and listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in Attachment B.
•	The term “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Instructions” means the instructions provided by the Company pertaining to a specific attribute, methodology, or value and described in Attachment C.

We were instructed by the Company to perform the agreed-upon procedures on the Mortgage Loan and the related Mortgaged Property in the Data File.

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan File (subject to the Instructions). Where more than one document was indicated, we used the highest priority document that we could locate in the Loan File. The document priority is the order provided by the Company, which is summarized on Attachment A, with the highest priority document listed first.

We found such information in the Data File to be in agreement.

B.	Using (i) certain information in the Data File, and (ii) the Calculation Methodology, we recomputed the Recomputed Attributes in the Data File and compared the results of our recomputations to the corresponding information contained in the Data File.

We found such information in the Data File to be in agreement.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specific attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, instructions, assumptions, and information provided to us by the Company, without verification or evaluation of such methodologies, instructions, assumptions, and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, instructions, assumptions, or information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and Mortgaged Property, (iii) the reliability or accuracy of the documents furnished to us by the Company which were used in our procedures, (iv) the adequacy of the disclosures in the Data File, or as to whether any of the statements expressed therein omit any material facts, or (v) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loan being securitized, (iii) the compliance of the originators of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

McLean, VA

June 15, 2018

2

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document
Property Address	Appraisal
City	Appraisal
State	Appraisal
Zip Code	Appraisal
County	Appraisal
Property Type	Appraisal
Property Subtype	Appraisal
Total SF/Units	Appraisal
Unit of Measure	Appraisal
Year Built	Appraisal
Year Renovated	Appraisal
Environmental Report Type	Phase I Report
Environmental Report Date	Phase I Report
Environmental Insurance	Phase I Report; Insurance Certificate
Phase II Recommended	Phase I Report
Phase II Performed	Phase I Report
Engineering Report Date	Engineering Report
Seismic Date	Loan Agreement
Seismic Zone	Engineering Report; Seismic Report
PML (%)	Seismic Report
Earthquake Insurance	Insurance Certificate
Terrorism Insurance (Y/N)	Insurance Certificate
Loan Purpose	Settlement Statement
Appraised Value	Appraisal
Appraised Value Date	Appraisal
As-Is Appraised Value	Appraisal
A-1

ATTACHMENT A

Attribute	Source Document
As-Is Appraised Value Date	Appraisal
As-Stabilized Appraised Value	Appraisal
As-Stabilized Appraised Value Date	Appraisal
FIRREA	Appraisal
Appraiser Designation	Appraisal
Addit Debt Permitted (Y/N)	Loan Agreement
Addit Debt Exist (Y/N)	Loan Agreement; Mezzanine Loan Agreement; Subordinate Debt Loan Agreement
Additional Debt Type(s)	Loan Agreement; Mezzanine Loan Agreement; Subordinate Debt Loan Agreement
Total Additional Debt (if any)	Loan Agreement
Total Additional Debt Maturity Balance	Loan Agreement
Additional Debt Interest Rate	Loan Agreement; Mezzanine Loan Agreement; Subordinate Debt Loan Agreement
Original Balance	Loan Agreement
Cutoff Balance	Loan Agreement
Maturity Balance	Loan Agreement
Interest Rate (%)	Loan Agreement
Amortization Type	Loan Agreement
Accrual Type	Loan Agreement
I/O Period	Loan Agreement
Amort. Term	Loan Agreement
CutOff Date	Provided by the Company
Payment Date	Loan Agreement
Grace Period (Late Payment)	Loan Agreement
Grace Period (Default)	Loan Agreement
Note Date	Loan Agreement
First Payment Date	Loan Agreement
ARD (Y/N)	Loan Agreement
A-2

ATTACHMENT A

Attribute	Source Document
Maturity Date	Loan Agreement
Call Protection Description	Loan Agreement
Lockout End Date	Loan Agreement
Defeasance Allowed	Loan Agreement
Defeasance Summary	Loan Agreement
Yield Maint. Allowed	Loan Agreement
Yield Maint. End Date	Loan Agreement
Yield Maint. Provision	Loan Agreement
Lockout Remaining	Loan Agreement
Prepayment / Defeasance Begin Date	Loan Agreement
Defeasance End Date	Loan Agreement
Remaining Defeasance Payments	Loan Agreement
Remaining Yield Maintenance Payments	Loan Agreement
Open Payments	Loan Agreement
Original String	Loan Agreement
Partial Release Permitted (Y/N)	Loan Agreement
Partial Release Provisions	Loan Agreement
Current Occupancy	Underwritten Cash Flows
Current Occupancy Date	Underwritten Cash Flows
Most Recent Occupancy	Underwritten Cash Flows
Most Recent Occupancy Date	Underwritten Cash Flows
Second Most Recent Occupancy	Underwritten Cash Flows
Second Most Recent Occupancy Date	Underwritten Cash Flows
Third Most Recent Occupancy	Underwritten Cash Flows
Third Most Recent Occupancy Date	Underwritten Cash Flows
Fourth Most Recent Revenues	Underwritten Cash Flows
Fourth Most Recent Total Expenses	Underwritten Cash Flows
A-3

ATTACHMENT A

Attribute	Source Document
Fourth Most Recent NOI	Underwritten Cash Flows
Fourth Most Recent NOI Date	Underwritten Cash Flows
Third Most Recent Revenues	Underwritten Cash Flows
Third Most Recent Total Expenses	Underwritten Cash Flows
Third Most Recent NOI	Underwritten Cash Flows
Third Most Recent NOI Date	Underwritten Cash Flows
Second Most Recent Revenues	Underwritten Cash Flows
Second Most Recent Total Expenses	Underwritten Cash Flows
Second Most Recent NOI	Underwritten Cash Flows
Second Most Recent NOI Date	Underwritten Cash Flows
Most Recent Revenues	Underwritten Cash Flows
Most Recent Expenses	Underwritten Cash Flows
Most Recent NOI	Underwritten Cash Flows
Most Recent NCF	Underwritten Cash Flows
Most Recent NOI Date	Underwritten Cash Flows
Most Recent Financials Start Date	Underwritten Cash Flows
UW Property Revenues	Underwritten Cash Flows
UW Property Total Expenses	Underwritten Cash Flows
UW Property NOI	Underwritten Cash Flows
UW Property Capital Items	Underwritten Cash Flows
UW Property NCF	Underwritten Cash Flows
UW Property Economic Occupancy	Underwritten Cash Flows
UW IHG Lease Revenue	Underwritten Cash Flows
UW IHG Lease Expense	Underwritten Cash Flows
UW IHG Lease NOI	Underwritten Cash Flows
UW IHG Lease Capital Items	Underwritten Cash Flows
UW IHG Lease NCF	Underwritten Cash Flows
A-4

ATTACHMENT A

Attribute	Source Document
CTL (Y/N)	Closing Statement, Loan Agreement
Master Lease (Y/N)	Master Lease
Master Lease Details	Master Lease
Title Type	Title Policy
Ground Lease Expiration	Ground Lease
Ground Lease Extension Terms	Ground Lease
Annual Ground Lease Payment	Ground Lease
Ground Lease Escalation Terms	Ground Lease
SPE (Y/N)	Loan Agreement
Assumption Fees	Loan Agreement
Borrower Name	Loan Agreement
Principal Name	Loan Agreement, Guaranty
Tenant-in-Common	Loan Agreement
Non-Delaware LLC? (Yes/No)	Loan Agreement
Independent Directors	Loan Agreement
Non-Consolidation Opinion (Y/N)	Loan Agreement
Lockbox (Y/N)	Loan Agreement, Cash Management Agreement
Lockbox In-place	Loan Agreement, Cash Management Agreement
Lockbox Type	Loan Agreement, Cash Management Agreement
Lockbox Trigger	Loan Agreement, Cash Management Agreement
Cash Management (Springing/In-Place)	Loan Agreement, Cash Management Agreement
Cash Management Trigger	Loan Agreement, Cash Management Agreement
Subservicer In Place (Y/N)	Provided by the Company
Master Servicing Fee Rate	Provided by the Company
Primary Servicing Fee Rate	Provided by the Company
Trustee & Paying Agent Fee	Provided by the Company
CREFC Fee	Provided by the Company
A-5

ATTACHMENT A

Attribute	Source Document
Admin. Fee	Provided by the Company
Net Mortgage Interest Rate	Provided by the Company
Replacement Reserve Flag Y/N/Springing	Loan Agreement, Settlement Statement
Upfront CapEx Reserve	Loan Agreement, Settlement Statement
Upfront Eng. Reserve	Loan Agreement, Settlement Statement
Upfront Envir. Reserve	Loan Agreement, Settlement Statement
TILC Escrow Flag Y/N/Springing	Loan Agreement, Settlement Statement
Upfront TI/LC Reserve	Loan Agreement, Settlement Statement
Tax Escrow Flag Y/N/Springing	Loan Agreement, Settlement Statement
Upfront RE Tax Reserve	Loan Agreement, Settlement Statement
Insurance Escrow Flag Y/N/Springing	Loan Agreement, Settlement Statement
Upfront Ins. Reserve	Loan Agreement, Settlement Statement
Upfront Debt Service Reserve	Loan Agreement, Settlement Statement
Upfront Other Reserve	Loan Agreement, Settlement Statement
Upfront Other Description	Loan Agreement
Monthly Capex Reserve	Loan Agreement, Settlement Statement
Monthly Envir. Reserve	Loan Agreement, Settlement Statement
Monthly TI/LC Reserve	Loan Agreement, Settlement Statement
Monthly RE Tax Reserve	Loan Agreement, Settlement Statement
Monthly Ins. Reserve	Loan Agreement, Settlement Statement
Monthly Debt Service Reserve	Loan Agreement, Settlement Statement
Monthly Other Reserve	Loan Agreement, Settlement Statement
Other Monthly Description	Loan Agreement
Interest on Taxes & Insurance	Loan Agreement, Settlement Statement
Interest on Replacement Reserves	Loan Agreement, Settlement Statement
Interest on TI&LC Account	Loan Agreement, Settlement Statement
Interest on Environmental Reserve	Loan Agreement, Settlement Statement
A-6

ATTACHMENT A

Attribute	Source Document
Interest on Debt Service Reserve	Loan Agreement, Settlement Statement
Interest on Other Reserve	Loan Agreement, Settlement Statement
Interest on Eng. Reserve	Loan Agreement, Settlement Statement
Capex Escrow Cash or LOC	Loan Agreement, Settlement Statement
Envir. Escrow Cash or LOC	Loan Agreement, Settlement Statement
TI/LC Reserve Cash or LOC	Loan Agreement, Settlement Statement
RE Tax Escrow Cash or LOC	Loan Agreement, Settlement Statement
Insurance Escrow Cash or LOC	Loan Agreement, Settlement Statement
Debt Service Reserve Cash or LOC	Loan Agreement, Settlement Statement
Other Reserve Cash or LOC	Loan Agreement, Settlement Statement
Counterparty of LOCs	Loan Agreement, Settlement Statement
CapEx Reserve Cap	Loan Agreement, Settlement Statement
Envir. Reserve Cap	Loan Agreement, Settlement Statement
TI/LC Reserve Cap	Loan Agreement, Settlement Statement
RE Tax Reserve Cap	Loan Agreement, Settlement Statement
Insur. Reserve Cap	Loan Agreement, Settlement Statement
Debt Service Reserve Cap	Loan Agreement, Settlement Statement
Other Reserve Cap	Loan Agreement, Settlement Statement
Holdback	Loan Agreement, Settlement Statement
Holdback Amt	Loan Agreement, Settlement Statement
Holdback Desc.	Loan Agreement
Letter of Credit	Loan Agreement, Settlement Statement
Description of LOC	Loan Agreement
HOTEL15_OCC	Underwritten Cash Flows
HOTEL15_ADR	Underwritten Cash Flows
HOTEL15_REVPAR	Underwritten Cash Flows
HOTEL16_OCC	Underwritten Cash Flows
A-7

ATTACHMENT A

Attribute	Source Document
HOTEL16_ADR	Underwritten Cash Flows
HOTEL16_REVPAR	Underwritten Cash Flows
HOTEL17_OCC	Underwritten Cash Flows
HOTEL17_ADR	Underwritten Cash Flows
HOTEL17_REVPAR	Underwritten Cash Flows
UW Occupancy %	Underwritten Cash Flows
UW ADR	Underwritten Cash Flows
UW RevPAR	Underwritten Cash Flows
Prior Securitization	Provided by the Company

A-8

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Total Additional Debt Cut-off Date Balance	Sum of the Additional Debt Type(s).
Additional Debt Annual Debt Service	Total Additional Debt Cut-Off Date Balance multiplied by the Additional Debt Interest Rate multiplied by 365/360.
Total Cut-off Date Debt Balance	Sum of the Cutoff Balance and Total Additional Debt Cut-off Date Balance.
Total Debt Maturity Balance	Sum of the Maturity Balance and Total Additional Debt Maturity Balance.
Total Debt Annual Debt Service	Total Cut-off Date Debt Balance multiplied by the weighted average Additional Debt Interest Rate and Interest Rate (%) multiplied by 365/360.
Original Loan/Unit	Original Balance divided by Total SF/Units.
Cutoff Balance/Unit	Cutoff Balance divided by Total SF/Units.
Maturity Balance per Unit	Maturity Balance divided by Total SF/Units.
Annual Debt Service	Cutoff Balance multiplied by Interest Rate (%) multiplied by 365/360.
Monthly Debt Service	Cutoff Balance multiplied by Interest Rate (%) multiplied by 365/360 divided by 12.
Term	Provided by the Company
Rem. Term	Term less Seasoning.
Rem. Amort.	Amort. Term less Seasoning.
Seasoning	Sum the number of months that have passed from the First Payment Date to the CutOff Date.
Cutoff LTV (%)	Cutoff Balance divided by Appraised Value
Maturity LTV (%)	Maturity Balance divided by Appraised Value.
UW Property NOI DSCR	UW Property NOI divided by Annual Debt Service.
UW IHG Lease NOI DSCR	UW IHG Lease NOI divided by Annual Debt Service.
UW Property NCF DSCR	UW Property NCF divided by Annual Debt Service.
UW IHG Lease NCF DSCR	UW IHG Lease NCF divided by Annual Debt Service.
UW Property NOI Debt Yield	UW Property NOI divided by Cutoff Balance.
B-1

ATTACHMENT B

Attribute	Calculation Methodology
UW IHG Lease NOI Debt Yield	UW IHG Lease NOI divided by Cutoff Balance.
UW Property NCF Debt Yield	UW Property NCF divided by Cutoff Balance.
UW IHG Lease NCF Debt Yield	UW IHG Lease NCF divided by Cutoff Balance.
Total Debt Property NOI DSCR	UW Property NOI divided by Total Debt Annual Debt Service.
Total Debt IHG Lease NOI DSCR	UW IHG Lease NOI divided by Total Debt Annual Debt Service.
Total Debt Property NCF DSCR	UW Property NCF divided by Total Debt Annual Debt Service.
Total Debt IHG Lease NCF DSCR	UW IHG Lease NCF divided by Total Debt Annual Debt Service.
Total Debt Property NOI DY	UW Property NOI divided by Total Cut-off Date Debt Balance.
Total Debt IHG Lease NOI DY	UW IHG Lease NOI divided by Total Cut-off Date Debt Balance.
Total Debt Property NCF DY	UW Property NCF divided by Total Cut-off Date Debt Balance.
Total Debt IHG Lease NCF DY	UW IHG Lease NCF divided by Total Cut-off Date Debt Balance.
Total Debt CUT_OFF_LTV	Total Cut-off Date Debt Balance divided by Appraised Value
Total Debt MAT_LTV	Total Debt Maturity Balance divided by Appraised Value.
Total Debt Per Unit	Total Cut-off Date Debt Balance divided by Total SF/Units.

B-2

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as “Provided by the Company”, we were instructed by the Company to assume the attribute is accurate and not perform any procedure.”

C-1